Equity accounted investments - Rand - Narrative (Details) - ZAR (R) R in Millions		12 Months Ended
	Dec. 18, 2014	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
EQUITY-ACCOUNTED INVESTMENTS
Reversal of impairment		R 0	R 2	R 0
Rand Refinery
EQUITY-ACCOUNTED INVESTMENTS
Proportion of ownership interest in associate		44.40%
Amount of draw down from loan	R 1,029
Loan	1,200
Reversal of impairment		R 0	R 120	R 0
Rand Refinery | Subordinated shareholders loan
EQUITY-ACCOUNTED INVESTMENTS
Loan	R 385
Debt term		2 years